Registration No. 033-17423
Investment Company Act No. 811-05339

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 27, 2016

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	41	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	42	[	X	]

(Check Appropriate Box or Boxes)

CONCORDE FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

(972) 701-5400
(Registrant’s Telephone Number, Including Area Code)

Gary B. Wood, Ph.D.
Concorde Financial Corporation
(d/b/a Concorde Investment Management)
1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, Texas 75240-2650
(Name and Address of Agent For Service)

WITH A COPY TO:
Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on July 1, 2016 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 40  (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on April 15, 2016 and pursuant to Rule 485(a)(2) would have become effective on June 29, 2016.

This Post-Effective Amendment No. 41 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 1, 2016 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 41 incorporates by reference the information contained in Parts A, B and C of the Amendment.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Dallas and State of Texas on June 27, 2016.

CONCORDE FUNDS, INC.
(Registrant)

By: /s/ Gary B. Wood
Gary B. Wood, Ph.D.
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Gary B. Wood	Principal Executive Officer;	June 27, 2016
Gary B. Wood, Ph.D.	Director

/s/ Gregory B. Wood	Principal Financial and Accounting	June 27, 2016
Gregory B. Wood	Officer

/s/ John H. Wilson	Director	June 27, 2016
John H. Wilson

/s/ William Marcy	Director	June 27, 2016
William Marcy, Ph.D., P.E.

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